Consolidated Statements of Other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Net loss	$ (23,588)	$ (38,536)
Cumulative translation adjustment	407	120
Comprehensive loss	(23,181)	(38,416)
Less comprehensive income (loss) attributable to noncontrolling interests	(516)	(651)
Comprehensive loss attributable to the Company	$ (22,665)	$ (37,765)